Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2023
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2023			At 31 December 2022
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Medium-term notes issued	4,904	21,422	26,326	5,133	21,377	26,510
Covered bonds	–	12,527	12,527	–	14,240	14,240
Certificates of deposit	–	3,691	3,691	–	1,607	1,607
Securitisation notes	25	3,471	3,496	26	2,780	2,806
Commercial paper	–	15,332	15,332	–	9,052	9,052
	4,929	56,443	61,372	5,159	49,056	54,215